SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 258,880	$ 306,541
Amount representing interest	(25,977)	(32,666)
Lease liability	232,903	273,875	$ 428,021
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	143,889	165,022
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 114,991	$ 141,519